Hedging Financial Instruments - Summary of Information Related to Hedges of Interest Rate Risk (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 39.9	$ 1.3	$ 0.0	$ (41.4)
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 0.0
US treasury bonds interest rate futures contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount					$ 48.6	$ 74.3
Maturity	March 2024	March 2024	March 2023
US treasury bonds interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 20.5		$ 284.0	148.8
FVTOCI [member]
Disclosure of detailed information about financial instruments [line items]
Asset Carrying Amount	3,959.5		4,008.2
Asset Accumulated Amount of Fair Value Hedge Adjustments	43.8		(1.5)
FVTOCI [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (20.5)		$ (284.0)	$ (148.8)